Accounts Receivable Net (Tables)	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
Schedule Of Accounts Receivable
Accounts receivable as of December 31, 2020 and 2019 and September 30, 2021 (unaudited) consisted of the following:

	As of December 31,		As of September 30,
	2020	2019	2021
			(unaudited)
Accounts receivables	$47,132	42,915	38,893
Other receivables	340	225	352

	47,472	43,140	39,245
Less: provision for bad debts	(457)	(376)	(359)

Total	$47,015	42,764	38,886